Business acquisition: (Tables)	6 Months Ended
Jun. 30, 2011
Summary of Preliminary Purchase Price Allocation

The following table summarizes our preliminary purchase price allocation for this acquisition as of June 30, 2011:

Net assets acquired:
Other current assets	$725
Property, plant and equipment	5,868
Current liabilities	(10)
Intangible assets	4,560
Goodwill	4,433

Net assets acquired	$15,576

Consideration:
Cash, net of cash and cash equivalents acquired	$15,576